Income Tax	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
INCOME TAX

NOTE 9—INCOME TAX

A.	Taxation of the Company and its subsidiary:

Tax rates

The income of the Company and its subsidiary is taxable at the regular rate of corporate tax in Israel.

In January 2016, the Law for the Amendment of the Income Tax Ordinance (No. 216) was published, enacting a reduction of corporate tax rate beginning in 2016, from 26.5% to 25%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in 2017 and 2018), 2016 was published. The Law stipulates a further reduction in the rate of corporate tax, from 25% to 23%. However, the Law establishes a temporary order by which the corporate tax rate in 2017 will be 24%. As a result, the corporate tax rate applicable in 2017 was 24% and the corporate tax rate from 2018 onwards is 23%. The changes in the above tax rates have no effect on the Company’s financial statements.

The corporate tax rate for 2018, 2017 and 2016 was 23%, 24% and 25%, respectively.

B.	Carry-forward tax losses

Deferred tax assets for carry-forward tax losses are recognized if it is probable that the tax benefit will be realized through the existence of future taxable profits.

The carry-forward losses of CollPlant Holdings Ltd. (without capital losses) as at December 31, 2018 and 2017 amounted to approximately NIS 12.6 million and NIS 11.1 million, respectively.

The carry-forward losses of CollPlant Ltd. (without capital losses) as at December 31, 2018 and 2017 amounted to approximately NIS 152 million and NIS 148 million, respectively.

Under Israeli tax laws, carryforward tax losses have no expiration date.

The Company did not recognize deferred taxes on the losses of the Company and the subsidiary, as it is not probable that the carry-forward losses will be realized in the foreseeable future.

C.	Tax assessments

In accordance with the Israeli Income Tax Ordinance, tax assessments filed by the Company and its subsidiary up to 2013 are considered final.

D.	Value added tax

The Company and its subsidiary are registered as authorized dealers in Israel for VAT purposes.